Employee Defined Benefit Plans - Schedule of Major Categories of Plan Assets, Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 28.4	$ 26.7
Fair value of plan assets	442.0	459.3
Level 1
Disclosure of fair value of plan assets [Line Items]
Equities	5.8	18.7
Fixed income, corporate bonds, and gilts	84.4	71.0
Pooled fund liability-driven investments	113.8	118.2
Alternatives and property funds	1.9	2.5
Level 2 and 3 of fair value hierarchy
Disclosure of fair value of plan assets [Line Items]
Annuity policies	$ 207.7	$ 222.2